Deposits by Customers - Schedule of Deposits by Customers (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deposits from customers [line items]
Deposits by customers	£ 193,088	£ 179,006
Equity Index Linked Deposits
Disclosure of deposits from customers [line items]
Deposits by customers	577	1,139
Capital amount guaranteed or protected	577	1,139
Capital amount of return guaranteed	£ 2	£ 18